Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Summary of Minimum Lease Commitments	At June 30, 2016, the Company had the following minimum lease commitments:

(Dollars in thousands)
Year ending December 31:
2016	$583
2017	1,020
2018	121

$1,724

At December 31, 2015, the Company had the following minimum lease commitments:

Year ending December 31:
2016	$1,161
2017	1,020
2018	121

$2,302